Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
Schedule of details of and movement in goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2018 were as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2017	Combination	Disposals	differences	31/12/2018
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,745	—	—	(63)	7,682
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	205,254	42,780	(2,827)	9,907	255,114
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,543	—	—	(272)	9,271
Grifols Therapeutics, Inc. (USA)	Bioscience	1,852,905	—	—	87,871	1,940,776
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,435,907	—	—	114,349	2,550,256
Kiro Grifols S.L. (Spain)	Hospital	26,510	(2,134)	—	—	24,376
Goetech LLC (USA)	Hospital	—	55,321	—	3,624	58,945
Haema AG (Germany)	Bioscience	—	171,134	—	—	171,134
Biotest Pharma Corp (USA)	Bioscience	—	136,234	—	2,808	139,042
		4,590,498	403,335	(2,827)	218,224	5,209,230
		(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2019 are as follows:

		Thousands of Euros
		Balance at	Business	Translation	Balance at
	Segment	31/12/2018	Combination	differences	31/12/2019
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,682	—	425	8,107
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	255,114	(4,278)	5,060	255,896
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,271	—	201	9,472
Grifols Therapeutics, Inc. (USA)	Bioscience	1,940,776	—	38,902	1,979,678
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,550,256	—	50,694	2,600,950
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	24,376
Goetech LLC (USA)	Hospital	58,945	—	1,181	60,126
Haema AG (Germany)	Bioscience	171,134	18,880	—	190,014
Biotest Pharma Corp (USA)	Bioscience	139,042	10,943	2,963	152,948
Interstate Blood Bank, Inc. (USA)	Bioscience	—	172,663	199	172,862
		5,209,230	198,208	99,625	5,507,063
			(See note 3)

Schedule of key assumptions used in calculating impairment of CGUs

The key assumptions used in calculating impairment testing of the CGUs for 2018 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	2%	8.90%
Diagnostic	2%	9.40%
Hospital	1.50%	13.10%

The key assumptions used in calculating impairment testing of the CGUs for 2019 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate	EBITDA multiple

Bioscience	2%	8.80%	—
Diagnostic	—	—	14.5x
Hospital	1.50%	10.80%	—

Schedule of reasonably possible changes in key assumptions considered in the calculation of the CGUs' recoverable amount

	Perpetual Growth rate	Pre-tax discount rate	EBITDA margin

Bioscience	+/- 50 bps	+/- 50 bps	—
Diagnostic	—	—	+/- 250 bps
Hospital	+/- 50 bps	+/- 50 bps	—